Consolidated Statements of Changes in Equity (Parenthetical)	13 Months Ended
Mar. 31, 2017 CAD ($)
Acasti | Unsecured Convertible Debentures
Acasti issue of unsecured convertible debentures, deferred income tax expense	$ 129,362